245 Summer Street

Fidelity® Investments

Boston, MA 02210

March 2, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105
Fidelity Inflation-Protected Bond Index Fund
Fidelity International Bond Index Fund
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund
Fidelity SAI Inflation-Protected Bond Index Fund
Fidelity SAI International Credit Fund
Fidelity SAI Municipal Income Fund
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk
Nicole Macarchuk
Secretary of the Trust